Share Based Compensation (Details)				12 Months Ended
	Jun. 03, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 31, 2023 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2026 ¥ / shares	Apr. 12, 2024 shares
Share Based Compensation [Line Items]
Exercise prices ranging | $ / shares				$ 49.12	$ 22.55
Unrecognized compensation expense (in Dollars)				$ 297,031
Share Incentive Plan (“2024 Plan”) [Member]
Share Based Compensation [Line Items]
Maximum number of shares authorized to grant | shares							80,000
Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Share-based compensation expense (in Dollars)				0	$ 439,307
Unrecognized compensation expense (in Dollars)
Weighted average period				2 years 1 month 6 days
Restricted Stock Units (RSUs) [Member] | Independent Directors [Member]
Share Based Compensation [Line Items]
Description of vesting terms			one-thirds of these RSUs vesting on October 31, 2023, the other two one-thirds of these RSUs vesting on March 31,2024 and 2025
Exercise price | $ / shares			$ 0
Number of shares issued | shares			900
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Description of vesting terms	June 30, 2025	June 30, 2025	October 31, 2023
Exercise price | $ / shares	$ 0	$ 0	$ 0
Number of shares issued | shares	130,000	1,219	56,237
Share-Based Payment Arrangement, Management and Employees [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Service period				2 years
Exercise prices ranging | (per share)				$ 0		¥ 0.01
Expiration period				4 years
Share-Based Payment Arrangement, Management and Employees [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Service period				4 years
Exercise prices ranging | (per share)				$ 276		¥ 2,000
Expiration period				6 years
Share Options [Member]
Share Based Compensation [Line Items]
Share-based compensation expense (in Dollars)				$ 156,316	$ 154,075